Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Operating Leases [Line Items]
2016	¥ 14,765
2017	12,343
2018	10,540
2019	7,361
2020	5,461
Thereafter	25,904
Total minimum future rentals	¥ 76,374